September 29, 2008
Supplement

SUPPLEMENT DATED SEPTEMBER 29, 2008 TO THE PROSPECTUS OF

Morgan Stanley Alternative Opportunities Fund, dated August 1, 2008
Morgan Stanley Balanced Fund, dated May 30, 2008
Morgan Stanley California Tax-Free Income Fund, dated April 30, 2008
Morgan Stanley Capital Opportunities Trust, dated March 31, 2008
Morgan Stanley Commodities Alpha Fund, dated May 30, 2008
Morgan Stanley Convertible Securities Trust, dated January 31, 2008
Morgan Stanley Dividend Growth Securities Inc., dated June 30, 2008
Morgan Stanley Equally-Weighted S&P 500 Fund, dated March 31, 2008
Morgan Stanley European Equity Fund Inc., dated February 29, 2008
Morgan Stanley Financial Services Trust, dated September 28, 2007
Morgan Stanley Flexible Income Trust, dated February 29, 2008
Morgan Stanley Focus Growth Fund, dated April 30, 2008
Morgan Stanley Fundamental Value Fund, dated January 31, 2008
Morgan Stanley FX Alpha Plus Strategy Portfolio, dated February 29, 2008
Morgan Stanley FX Alpha Strategy Portfolio, dated February 29, 2008
Morgan Stanley Global Advantage Fund, dated September 28, 2007
Morgan Stanley Global Dividend Growth Securities, dated July 31, 2008
Morgan Stanley Health Sciences Trust, dated November 30, 2007
Morgan Stanley High Yield Securities Inc., dated December 31, 2008
Morgan Stanley Income Trust, dated December 31, 2007
Morgan Stanley International Fund, dated February 29, 2008
Morgan Stanley International Value Equity Fund, dated December 31, 2007
Morgan Stanley Mid Cap Growth Fund, dated January 31, 2008
Morgan Stanley Mid-Cap Value Fund, dated December 31, 2007
Morgan Stanley Mortgage Securities Trust, dated February 29, 2008
Morgan Stanley Natural Resource Development Securities Inc., dated June 30, 2008
Morgan Stanley New York Tax-Free Income Fund, dated April 30, 2008
Morgan Stanley Pacific Growth Fund Inc., dated February 29, 2008
Morgan Stanley Real Estate Fund, dated March 31, 2008
Morgan Stanley S&P 500 Index Fund, dated December 31, 2007
Morgan Stanley Small-Mid Special Value Fund, dated August 29, 2008
Morgan Stanley Special Growth Fund, dated June 30, 2008
Morgan Stanley Special Value Fund, dated November 30, 2007
Morgan Stanley Strategist Fund, dated November 30, 2007
Morgan Stanley Tax-Exempt Securities Trust, dated April 30, 2008
Morgan Stanley Technology Fund, dated July 31, 2008
Morgan Stanley U.S. Government Securities Trust, dated April 30, 2008
Morgan Stanley Utilities Fund, dated April 30, 2008
Morgan Stanley Value Fund, dated January 31, 2008
(Collectively, the “Funds”)

The first paragraph of the section of the Prospectus titled “Shareholder Information — How To Exchange Shares — Permissible Fund Exchanges” is hereby deleted and replaced with the following:

Permissible Fund Exchanges.  You may exchange shares of any Class of the Fund for the same Class of any other continuously offered Multi-Class Fund, or for shares of a No-Load Fund, a Money Market Fund or the Limited Duration U.S. Government Trust, without the imposition of an exchange fee. In addition, Class Q shares of the Morgan Stanley Utilities Fund may be exchanged for Class A shares of the Fund without payment of sales charges (including contingent deferred sales charges) or the imposition of an exchange fee. Front-end sales charges are not imposed on exchanges of Class A shares. See the inside back cover of this Prospectus for each Morgan Stanley Fund’s designation as a Multi-Class Fund, No-Load Fund or Money Market Fund. If a Morgan Stanley Fund is not listed, consult the inside back cover of that fund’s current prospectus for its designation.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

MULTIFNDSPT 9/08